Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
METROPOLITAN WEST FUNDS
Supplement dated January 27, 2022 to the
Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”)
dated July 29, 2021, as supplemented
For current and prospective investors in the Metropolitan West AlphaTrak 500 Fund (the “AlphaTrak 500 Fund”) and the Metropolitan West Strategic Income Fund (the “Strategic Income Fund” and, together with the AlphaTrak 500 Fund, the “Funds”):
At a Special Meeting of Shareholders of the Funds held on January 20, 2022, the following proposals were approved:
(1)
Shareholders of the AlphaTrak 500 Fund approved an amendment to the investment advisory agreement between Metropolitan West Asset Management, LLC (the “Adviser”) and the Trust, on behalf of the Fund, that removes the Fund’s fulcrum fee structure and implements an advisory fee at an annual rate of 0.40% of average daily net assets of the Fund; and

(2)
Shareholders of the Strategic Income Fund approved an amendment to the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund, that removes the Fund’s fulcrum fee structure and implements an advisory fee at an annual rate of 0.65% of average daily net assets of the Fund.

Therefore, effective February 1, 2022, the advisory fee of the AlphaTrak 500 Fund will be payable monthly at an annual rate of 0.40% of average daily net assets of the Fund. Also effective February 1, 2022, the advisory fee of the Strategic Income Fund will be payable monthly at an annual rate of 0.65% of the daily net assets of the Fund.
Accordingly, effective February 1, 2022, the table and example under the heading “Metropolitan West AlphaTrak 500 Fund – Fees and Expenses of the Fund” on page 2 of the Prospectus are deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

M Class
Management Fees[1]	0.40%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.74%
Shareholder Servicing Expenses[2]	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver and/or Expense Reimbursement[3]	(0.69)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.46%
[1]
Effective February 1, 2022, the management fee paid to Metropolitan West Asset Management, LLC (the “Adviser”) for providing services to the Fund is 0.40% of average daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 0.35% of the Fund’s average net assets and a positive or negative performance adjustment of up to an annual rate of 0.35% (applied to the average assets for the rolling 3‑month performance period), resulting in a total minimum fee of 0% and a total maximum fee of 0.70%. The average monthly management fee for the year ended March 31, 2021 was 0.52% (annual rate).

[2]	The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M Class assets serviced by those intermediaries for shareholder services.
[3]
The Adviser has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Effective February 1, 2022, the expense limitation for the Fund is 0.45%; prior to this date, the expense limitation was 0.90%. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$47	$297	$566	$1,336
Also effective February 1, 2022, the table and example under the heading “Metropolitan West Strategic Income Fund – Fees and Expenses of the Fund” on page 57 of the Prospectus are deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class
Management Fees[1]	0.65%	0.65%
Distribution (12b‑1) Fees	0.25%	None
Other Expenses	1.21%	0.66%
Shareholder Servicing Expenses[2]	0.09%	0.09%
Total Annual Fund Operating Expenses	2.11%	1.31%
Fee Waiver and/or Expense Reimbursement[3]	(1.07)%	(0.51)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.04%	0.80%
[1]
Effective February 1, 2022, the management fee paid to Metropolitan West Asset Management, LLC (the “Adviser”) for providing services to the Fund is 0.65% of daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 1.20% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.70% (applied to the average net assets for the rolling 12‑month performance period), resulting in a total minimum fee of 0.50% and a total maximum fee of 1.90%. The average monthly management fee for the period from April 1, 2020 through March 31, 2021 was 1.27% (annual rate) based on average net assets for the year ended March 31, 2021.

[2]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I Class assets serviced by those intermediaries for shareholder services.

[3]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$106	$558	$1,035	$2,357
Class I	$82	$365	$669	$1,534

METROPOLITAN WEST ALPHA TRAK 500 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
METROPOLITAN WEST FUNDS
Supplement dated January 27, 2022 to the
Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”)
dated July 29, 2021, as supplemented
For current and prospective investors in the Metropolitan West AlphaTrak 500 Fund (the “AlphaTrak 500 Fund”) and the Metropolitan West Strategic Income Fund (the “Strategic Income Fund” and, together with the AlphaTrak 500 Fund, the “Funds”):
At a Special Meeting of Shareholders of the Funds held on January 20, 2022, the following proposals were approved:
(1)
Shareholders of the AlphaTrak 500 Fund approved an amendment to the investment advisory agreement between Metropolitan West Asset Management, LLC (the “Adviser”) and the Trust, on behalf of the Fund, that removes the Fund’s fulcrum fee structure and implements an advisory fee at an annual rate of 0.40% of average daily net assets of the Fund; and

(2)
Shareholders of the Strategic Income Fund approved an amendment to the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund, that removes the Fund’s fulcrum fee structure and implements an advisory fee at an annual rate of 0.65% of average daily net assets of the Fund.

Therefore, effective February 1, 2022, the advisory fee of the AlphaTrak 500 Fund will be payable monthly at an annual rate of 0.40% of average daily net assets of the Fund. Also effective February 1, 2022, the advisory fee of the Strategic Income Fund will be payable monthly at an annual rate of 0.65% of the daily net assets of the Fund.
Accordingly, effective February 1, 2022, the table and example under the heading “Metropolitan West AlphaTrak 500 Fund – Fees and Expenses of the Fund” on page 2 of the Prospectus are deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

M Class
Management Fees[1]	0.40%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.74%
Shareholder Servicing Expenses[2]	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver and/or Expense Reimbursement[3]	(0.69)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.46%
[1]
Effective February 1, 2022, the management fee paid to Metropolitan West Asset Management, LLC (the “Adviser”) for providing services to the Fund is 0.40% of average daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 0.35% of the Fund’s average net assets and a positive or negative performance adjustment of up to an annual rate of 0.35% (applied to the average assets for the rolling 3‑month performance period), resulting in a total minimum fee of 0% and a total maximum fee of 0.70%. The average monthly management fee for the year ended March 31, 2021 was 0.52% (annual rate).

[2]	The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M Class assets serviced by those intermediaries for shareholder services.
[3]
The Adviser has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Effective February 1, 2022, the expense limitation for the Fund is 0.45%; prior to this date, the expense limitation was 0.90%. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$47	$297	$566	$1,336

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
METROPOLITAN WEST ALPHA TRAK 500 FUND | M Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	0.06%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	297
5 Years	rr_ExpenseExampleYear05	566
10 Years	rr_ExpenseExampleYear10	$ 1,336
METROPOLITAN WEST STRATEGIC INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
METROPOLITAN WEST FUNDS
Supplement dated January 27, 2022 to the
Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”)
dated July 29, 2021, as supplemented
For current and prospective investors in the Metropolitan West AlphaTrak 500 Fund (the “AlphaTrak 500 Fund”) and the Metropolitan West Strategic Income Fund (the “Strategic Income Fund” and, together with the AlphaTrak 500 Fund, the “Funds”):
At a Special Meeting of Shareholders of the Funds held on January 20, 2022, the following proposals were approved:
(1)
Shareholders of the AlphaTrak 500 Fund approved an amendment to the investment advisory agreement between Metropolitan West Asset Management, LLC (the “Adviser”) and the Trust, on behalf of the Fund, that removes the Fund’s fulcrum fee structure and implements an advisory fee at an annual rate of 0.40% of average daily net assets of the Fund; and

(2)
Shareholders of the Strategic Income Fund approved an amendment to the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund, that removes the Fund’s fulcrum fee structure and implements an advisory fee at an annual rate of 0.65% of average daily net assets of the Fund.

Therefore, effective February 1, 2022, the advisory fee of the AlphaTrak 500 Fund will be payable monthly at an annual rate of 0.40% of average daily net assets of the Fund. Also effective February 1, 2022, the advisory fee of the Strategic Income Fund will be payable monthly at an annual rate of 0.65% of the daily net assets of the Fund.
Also effective February 1, 2022, the table and example under the heading “Metropolitan West Strategic Income Fund – Fees and Expenses of the Fund” on page 57 of the Prospectus are deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class
Management Fees[1]	0.65%	0.65%
Distribution (12b‑1) Fees	0.25%	None
Other Expenses	1.21%	0.66%
Shareholder Servicing Expenses[2]	0.09%	0.09%
Total Annual Fund Operating Expenses	2.11%	1.31%
Fee Waiver and/or Expense Reimbursement[3]	(1.07)%	(0.51)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.04%	0.80%
[1]
Effective February 1, 2022, the management fee paid to Metropolitan West Asset Management, LLC (the “Adviser”) for providing services to the Fund is 0.65% of daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 1.20% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.70% (applied to the average net assets for the rolling 12‑month performance period), resulting in a total minimum fee of 0.50% and a total maximum fee of 1.90%. The average monthly management fee for the period from April 1, 2020 through March 31, 2021 was 1.27% (annual rate) based on average net assets for the year ended March 31, 2021.

[2]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I Class assets serviced by those intermediaries for shareholder services.

[3]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$106	$558	$1,035	$2,357
Class I	$82	$365	$669	$1,534

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
METROPOLITAN WEST STRATEGIC INCOME FUND | M Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	0.09%	[5]
Other Expenses	rr_OtherExpensesOverAssets	1.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.07%)	[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	558
5 Years	rr_ExpenseExampleYear05	1,035
10 Years	rr_ExpenseExampleYear10	$ 2,357
METROPOLITAN WEST STRATEGIC INCOME FUND | I Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	0.09%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	669
10 Years	rr_ExpenseExampleYear10	$ 1,534

[1]	Effective February 1, 2022, the management fee paid to Metropolitan West Asset Management, LLC (the “Adviser”) for providing services to the Fund is 0.40% of average daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 0.35% of the Fund’s average net assets and a positive or negative performance adjustment of up to an annual rate of 0.35% (applied to the average assets for the rolling 3‑month performance period), resulting in a total minimum fee of 0% and a total maximum fee of 0.70%. The average monthly management fee for the year ended March 31, 2021 was 0.52% (annual rate).
[2]	The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M Class assets serviced by those intermediaries for shareholder services.
[3]	The Adviser has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Effective February 1, 2022, the expense limitation for the Fund is 0.45%; prior to this date, the expense limitation was 0.90%. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.
[4]	Effective February 1, 2022, the management fee paid to Metropolitan West Asset Management, LLC (the “Adviser”) for providing services to the Fund is 0.65% of daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 1.20% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.70% (applied to the average net assets for the rolling 12‑month performance period), resulting in a total minimum fee of 0.50% and a total maximum fee of 1.90%. The average monthly management fee for the period from April 1, 2020 through March 31, 2021 was 1.27% (annual rate) based on average net assets for the year ended March 31, 2021.
[5]	The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I Class assets serviced by those intermediaries for shareholder services.
[6]	Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.